Shareholder Report, Line Graph (Details) 190309_Amplify Lithium - Battery Technology ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jun. 04, 2018	Sep. 30, 2025
Amplify Lithium & Battery Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Amplify Lithium & Battery Technology ETF NAV
Accumulated Value	$ 5,608	$ 6,345	$ 6,850	$ 9,035	$ 5,327	$ 5,369	$ 7,731	$ 10,000	$ 7,637
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	$ 23,346	$ 17,122	$ 14,079	$ 16,656	$ 12,811	$ 11,126	$ 10,672	$ 10,000	$ 27,454